Distribution Date: Nov 26, 2007
DISTRIBUTION PACKAGE
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
EMC Mortgage Corp
April 25, 2007
March 30, 2007
March 01, 2007
Bear, Stearns & Co.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report (No Prepayments)

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
Distribution Date:
26-Nov-07
Accrual Period: Begin End
Determination Date 16-Nov-07 Offered Certificates 10/1/2007 10/31/2007
Record Date: Offered Certificates 31-Oct-07
Payment Detail
Pass
Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Class Principal Amount
Class Principal Amount
Paid
Paid
Paid
Losses
Class Principal Amount
A-1 6.00000% $530,733,000.00 $482,919,182.40 $2,603,818.83 $2,414,386.40 $5,018,205.23 $0.00 $480,315,363.57
A-2 6.00000% $45,842,000.00 $45,842,000.00 $0.00 $229,190.11 $229,190.11 $0.00 $45,842,000.00
A-3 6.00000% $30,000,000.00 $30,000,000.00 $0.00 $149,986.98 $149,986.98 $0.00 $30,000,000.00
A-4 5.50000% $25,000,000.00 $25,000,000.00 $0.00 $114,573.39 $114,573.39 $0.00 $25,000,000.00
A-5 5.50000% $8,510,000.00 $8,510,000.00 $0.00 $39,000.79 $39,000.79 $0.00 $8,510,000.00
A-6 5.50000% $4,399,900.00 $4,399,900.00 $0.00 $20,164.46 $20,164.46 $0.00 $4,399,900.00
A-7* 6.00000% $3,159,158.33 $3,159,158.33 $0.00 $15,794.42 $15,794.42 $0.00 $3,159,158.33
B-1 6.00000% $10,867,000.00 $10,825,702.19 $6,016.33 $54,123.81 $60,140.14 $0.00 $10,819,685.86
B-2 6.00000% $5,432,000.00 $5,411,356.79 $3,007.33 $27,054.43 $30,061.76 $0.00 $5,408,349.46
B-3 6.00000% $3,396,000.00 $3,383,094.19 $1,880.14 $16,914.00 $18,794.14 $0.00 $3,381,214.05
B-4 6.00000% $3,395,000.00 $3,382,098.00 $1,879.58 $16,909.02 $18,788.60 $0.00 $3,380,218.42
B-5 6.00000% $2,378,000.00 $2,368,962.89 $1,316.54 $11,843.78 $13,160.32 $0.00 $2,367,646.35
B-6 6.00000% $1,699,453.19 $1,692,994.75 $940.79 $8,464.24 $9,405.03 $0.00 $1,692,053.96
X* 0.20252% $679,112,101.82 $630,981,305.18 $0.00 $106,487.92 $106,487.92 $0.00 $628,355,080.00
PO N/A $7,459,648.63 $7,246,013.98 $7,365.56 $0.00 $7,365.56 $0.00 $7,238,648.42
R-1 6.00000% $50.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
R-2 6.00000% $50.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
TOTAL: $679,112,101.82 $630,981,305.19 $2,626,225.10 $3,224,893.75 $5,851,118.85 $0.00 $628,355,080.09
*Notional Balance
AMOUNTS PER $1,000 UNIT
Beginning
Principal
Interest
Total
Realized
Ending
Cumulative
Class
Cusip
Class Principal Amount
Paid
Paid
Paid
Losses
Class Principal Amount
Losses
A-1 74162FAA3 $909.90984619 4.90608052 4.54915447 9.45523499 0.00000000 $905.00376568 $0.00
A-2 74162FAB1 $1,000.00000000 0.00000000 4.99956612 4.99956612 0.00000000 $1,000.00000000 $0.00
A-3 74162FAC9 $1,000.00000000 0.00000000 4.99956600 4.99956600 0.00000000 $1,000.00000000 $0.00
A-4 74162FAD7 $1,000.00000000 0.00000000 4.58293560 4.58293560 0.00000000 $1,000.00000000 $0.00
A-5 74162FAE5 $1,000.00000000 0.00000000 4.58293655 4.58293655 0.00000000 $1,000.00000000 $0.00
A-6 74162FAF2 $1,000.00000000 0.00000000 4.58293598 4.58293598 0.00000000 $1,000.00000000 $0.00
A-7* 74162FAG0 $1,000.00000000 0.00000000 4.99956582 4.99956582 0.00000000 $1,000.00000000 $0.00
B-1 74162FAH8 $996.19970461 0.55363302 4.98056593 5.53419895 0.00000000 $995.64607159 $0.00
B-2 74162FAJ4 $996.19970361 0.55363218 4.98056517 5.53419735 0.00000000 $995.64607143 $0.00
B-3 74162FAK1 $996.19970259 0.55363369 4.98056537 5.53419906 0.00000000 $995.64606890 $0.00
B-4 74162FAQ8 $996.19970545 0.55363181 4.98056554 5.53419735 0.00000000 $995.64607364 $0.00
B-5 74162FAR6 $996.19970143 0.55363331 4.98056350 5.53419680 0.00000000 $995.64606812 $0.00
B-6 74162FAS4 $996.19969527 0.55358394 4.98056672 5.53415066 0.00000000 $995.64611132 $12.45
X* 74162FAL9 $929.12687536 0.00000000 0.15680463 0.15680463 0.00000000 $925.25973004 $0.00
PO 74162FAM7 $971.36129855 0.98738699 0.00000000 0.98738699 0.00000000 $970.37391157 $0.00
R-1 74162FAN5 $0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 $0.00000000 $0.00
R-2 74162FAP0 $0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 $0.00000000 $0.00
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of March 1, 2007

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of March 1, 2007
Interest Detail:
Interest
Previous
Total
Current
Non-Supported
Relief
Cumulative
Net WAC
Accrued @
Unpaid Interest
Interest
Unpaid Interest
Interest
Act
Unpaid Interest
Class
Rate
Net WAC Rate
Shortfalls
Paid
Shortfalls
Shortfalls
Reductions
Shortfall
A-1 6.000000% $2,414,595.91 $0.00 $2,414,386.40 $0.00 $0.00 $209.51 $0.00
A-2 6.000000% $229,210.00 $0.00 $229,190.11 $0.00 $0.00 $19.89 $0.00
A-3 6.000000% $150,000.00 $0.00 $149,986.98 $0.00 $0.00 $13.02 $0.00
A-4 5.500000% $114,583.33 $0.00 $114,573.39 $0.00 $0.00 $9.94 $0.00
A-5 5.500000% $39,004.17 $0.00 $39,000.79 $0.00 $0.00 $3.38 $0.00
A-6 5.500000% $20,166.21 $0.00 $20,164.46 $0.00 $0.00 $1.75 $0.00
A-7* 6.000000% $15,795.79 $0.00 $15,794.42 $0.00 $0.00 $1.37 $0.00
B-1 6.000000% $54,128.51 $0.00 $54,123.81 $0.00 $0.00 $4.70 $0.00
B-2 6.000000% $27,056.78 $0.00 $27,054.43 $0.00 $0.00 $2.35 $0.00
B-3 6.000000% $16,915.47 $0.00 $16,914.00 $0.00 $0.00 $1.47 $0.00
B-4 6.000000% $16,910.49 $0.00 $16,909.02 $0.00 $0.00 $1.47 $0.00
B-5 6.000000% $11,844.81 $0.00 $11,843.78 $0.00 $0.00 $1.03 $0.00
B-6 6.000000% $8,464.97 $0.00 $8,464.24 $0.00 $0.00 $0.73 $0.00
X* 0.202519% $106,487.92 $0.00 $106,487.92 $0.00 $0.00 $0.00 $0.00
R-1 6.000000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
R-2 6.000000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
TOTAL: $3,225,164.36 $0.00 $3,224,893.75 $0.00 $0.00 $270.61 $0.00
* All interest calculated on a 30/360 Basis

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of March 1, 2007
Principal Distributions and Mortgage Loan Balance:
Certificate principal percentages:
Beginning Balance as of 10/1/2007 $630,981,305.18 Senior Percentage 95.660947%
Scheduled Principal $351,685.10 Senior Prepayment Percentage 100.000000%
Prepayments $2,274,540.08 Subordinate Percentage 4.339053%
Liquidation Proceeds $0.00 Subordinate Prepayment Percentage 0.000000%
Subsequent Recoveries $0.00
Insurance Proceeds $0.00
Repurchased Principal $0.00
Reconciliation:
Total Principal Remittance $2,626,225.18
Current Realized Losses $0.00 Available funds deposited to the Collection Account (A):
Ending Balance as of 10/31/2007 $628,355,080.00 Aggregate Servicer remittance
$5,853,747.94
$5,853,747.94
Cumulative Realized Losses $0.00
Distributions (B):
Trustee fee withdrawn from the Certificate Account
$2,629.09
Total Interest distributed from the Certificate Account $3,224,893.75
Scheduled Interest and reductions from:
Total Principal distributed from the Certificate Account $2,626,225.10
Total Amount withdrawn/distributed from the Certificate Account $5,853,747.94
Scheduled Interest $3,359,487.93
Less Servicing Fee $131,454.42 (A)-(B): $0.00
Less LPMI Fee $240.15
Less Net Prepayment Interest Shortfall $0.00
Less Relief Act Interest Shortfall $270.60
Step-Down Test Conditions:
Less Reimbursements to the Trustee $0.00 Relevant information:
Less Reimbursements to the Custodian $0.00 A) Outstanding Balance of 60+ days delinq, Foreclosures and REOs (avg. over six preceding periods) $2,136,196.74
Less Trustee Fee $2,629.09 B) Current Certificate Balance of the Subordinate Certificates $27,064,208.81
Total Interest Distribution $3,224,893.67 C) Delinquency Rate (A/B) 7.89307%
D) Applicable Limit 50.00%
Miscellaneous:
E) Cumulative Realized Losses to date $0.00
F) Original Certificate Balance of the Subordinate Certificates $27,167,453.19
Cumulative Repurchase Count 4.00 G) Cumulative Realized Loss Percentage (E/F) 0.00%
Cumulative Repurchase Principal $1,499,891.69 H) Percentage of Original Subordinate Certificate Balance 100%
Cumulative Substitution Count 0.00
Cumulative Substitution Principal $0.00
A Senior Step Down will occur if either (1) or (2) is True:
1) The Delinquency Rate is not equal to or greater than Applicable Percentage (C >= D)
NO
Current Monthly Servicing Advances $2,957,414.23 2) The Cum. Realized Loss %tage does not exceed the %tage of Original Subordinate Certificate Balance (G<H) NO
Cumulative Monthly Servicing Advances Outstanding $0.00
NO
Average Loss Severity Percentage 0.00%
Compensating Interest Payment $0.00
Account Activity

Distribution Date: Nov 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
630,981,305.18
2,626,225.18
0.00
628,355,080.00
351,685.10
1,971,681.02
302,859.06
0.00
0.00
2,626,225.18
3,359,487.93
131,694.57
0.00
270.60
0.00
0.00
0.00
3,227,522.76
0.00
0.00
5,853,747.94
1,193
1,187
0.9252597305
6.38907%
6.13362%
6.13362%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
131,454.42
240.15
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance
%
0K to 99.99K
35 2,671,314.64 0.43%
100K to 199.99K
106 15,891,468.91 2.53%
200K to 299.99K
74 18,401,630.74 2.93%
300K to 399.99K
41 14,188,492.87 2.26%
400K to 499.99K
293 135,859,698.63 21.62%
500K to 599.99K
290 159,112,537.80 25.32%
600K to 699.99K
159 102,181,839.45 16.26%
700K to 799.99K
56 41,892,666.04 6.67%
800K to 899.99K
37 30,950,176.91 4.93%
900K to 999.99K
50 48,284,254.27 7.68%
1000K to 1099.99K
14 14,536,068.77 2.31%
1100K to 1199.99K
8 9,369,270.53 1.49%
1200K to 1299.99K
6 7,470,605.72 1.19%
1300K to 1399.99K
7 9,328,937.62 1.48%
1400K to 1499.99K
6 8,794,078.96 1.40%
1500K to 1599.99K
2 3,010,979.11 0.48%
1700K to 1799.99K
1 1,797,902.41 0.29%
1800K to 1899.99K
1 1,891,930.32 0.30%
2700K to 2799.99K
1 2,721,226.30 0.43%
Total
1,187
628,355,080.00
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1700K to 1799.99K 1800K to 1899.99K 2700K to 2799.99K
Balance

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
3 2,258,453.15 0.36%
5.50% - 5.99%
117 68,480,253.68 10.90%
6.00% - 6.49%
561 330,057,430.92 52.53%
6.50% - 6.99%
388 190,585,018.41 30.33%
7.00% - 7.49%
73 24,161,897.04 3.85%
7.50% - 7.99%
37 11,586,171.62 1.84%
8.00% - 8.49%
8 1,225,855.18 0.20%
Total
1,187
628,355,080.00
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.39%
Count
Balance ($)
%
Condominium
66 26,597,851.22 4.23%
Cooperative
5 1,535,788.42 0.24%
High Rise Condo
1 627,735.08 0.10%
Multifamily
20 7,370,300.62 1.17%
Planned Unit Developmen
306 176,715,734.09 28.12%
Single Family
784 412,705,539.87 65.68%
Townhouse
5 2,802,130.70 0.45%
Total
1,187
628,355,080.00
100.00%
Property Type
Type
Count
Balance ($)
%
2003
1 465,990.45 0.07%
2005
3 996,982.24 0.16%
2006
150 78,838,962.34 12.55%
2007
1,033 548,053,144.97 87.22%
Total
1,187
628,355,080.00
100.00%
Year of First Payment Date
Year

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
15.00%-19.99%
4 1,017,559.48 0.16%
20.00%-24.99%
3 2,335,074.65 0.37%
25.00%-29.99%
4 2,690,321.36 0.43%
30.00%-34.99%
7 3,699,239.60 0.59%
35.00%-39.99%
13 5,688,254.23 0.91%
40.00%-44.99%
19 11,402,716.05 1.81%
45.00%-49.99%
33 19,387,427.37 3.09%
50.00%-54.99%
46 28,599,058.50 4.55%
55.00%-59.99%
59 36,738,039.51 5.85%
60.00%-64.99%
78 38,202,862.05 6.08%
65.00%-69.99%
103 64,925,242.92 10.33%
70.00%-74.99%
152 86,392,319.13 13.75%
75.00%-79.99%
198 113,929,929.96 18.13%
80.00%-84.99%
380 191,818,038.03 30.53%
85.00%-89.99%
24 5,857,766.29 0.93%
90.00%-94.99%
34 8,689,619.73 1.38%
95.00%-99.99%
28 6,819,558.62 1.09%
100.0%-105.0%
2 162,052.52 0.03%
Total
1,187
628,355,080.00
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 71
Count
Balance ($)
%
217 - 240
7 2,459,809.79 0.39%
289 - 312
3 1,228,926.86 0.20%
313 - 336
5 1,911,731.83 0.30%
337 - 360
1,164 618,936,904.66 98.50%
457 - 480
8 3,817,706.86 0.61%
Total
1,187
628,355,080.00
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 350
Count
Balance ($)
%
217 - 240
7 2,459,809.79 0.39%
289 - 312
3 1,228,926.86 0.20%
313 - 336
5 1,911,731.83 0.30%
337 - 360
1,172 622,754,611.52 99.11%
Total
1,187
628,355,080.00
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 349

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
217 - 240
7 2,459,809.79 0.39%
289 - 312
2 762,936.41 0.12%
313 - 336
1 419,613.87 0.07%
337 - 360
1,169 620,895,013.07 98.81%
457 - 480
8 3,817,706.86 0.61%
Total
1,187
628,355,080.00
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Count
Balance ($)
%
217 - 240
7 2,459,809.79 0.39%
289 - 312
2 762,936.41 0.12%
313 - 336
1 419,613.87 0.07%
337 - 360
1,177 624,712,719.93 99.42%
Total
1,187
628,355,080.00
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 359

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
ALABAMA
3 1,154,135.15 0.18%
ARIZONA
44 22,341,643.84 3.56%
ARKANSAS
3 897,662.85 0.14%
CALIFORNIA
326 186,133,429.44 29.62%
COLORADO
33 19,444,358.36 3.09%
CONNECTICUT
10 4,899,153.03 0.78%
DELAWARE
1 475,199.64 0.08%
DISTRICT OF COLUMBIA
19 13,326,281.80 2.12%
FLORIDA
51 22,653,147.53 3.61%
GEORGIA
27 16,487,728.70 2.62%
HAWAII
5 3,298,333.00 0.52%
IDAHO
5 3,052,866.19 0.49%
ILLINOIS
60 33,173,734.06 5.28%
INDIANA
7 2,056,041.45 0.33%
IOWA
2 254,222.49 0.04%
KANSAS
1 928,815.26 0.15%
KENTUCKY
8 2,239,913.71 0.36%
LOUISIANA
2 293,530.06 0.05%
MAINE
2 609,616.76 0.10%
MARYLAND
133 76,447,649.72 12.17%
MASSACHUSETTS
26 12,627,597.38 2.01%
MICHIGAN
11 6,730,141.61 1.07%
MINNESOTA
18 10,736,143.46 1.71%
MISSOURI
8 3,559,847.77 0.57%
MONTANA
2 3,242,976.30 0.52%
NEBRASKA
1 129,661.44 0.02%
NEVADA
12 6,827,620.82 1.09%
NEW HAMPSHIRE
1 87,691.63 0.01%
NEW JERSEY
25 12,023,789.89 1.91%
NEW MEXICO
3 1,213,843.55 0.19%
NEW YORK
14 7,105,096.39 1.13%
NORTH CAROLINA
22 10,689,348.52 1.70%
OHIO
24 7,770,399.04 1.24%
OKLAHOMA
2 238,178.18 0.04%
OREGON
10 3,652,090.43 0.58%
PENNSYLVANIA
16 5,446,752.15 0.87%
RHODE ISLAND
6 2,427,710.05 0.39%
SOUTH CAROLINA
9 3,506,023.93 0.56%
TENNESSEE
4 1,860,202.28 0.30%
TEXAS
65 31,887,680.00 5.07%
UTAH
9 4,586,403.15 0.73%
VERMONT
4 1,332,357.68 0.21%
VIRGINIA
110 59,394,841.24 9.45%
WASHINGTON
37 19,515,020.72 3.11%
WEST VIRGINIA
1 111,483.08 0.02%
WISCONSIN
5 1,484,716.27 0.24%
Total
1,187
628,355,080.00
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
0
4
8
12
16
20
24
28
32
CALIFORNIA
MARYLAND
VIRGINIA
ILLINOIS
TEXAS
FLORIDA
ARIZONA
WASHINGTON
COLORADO
GEORGIA
DISTRICT OF
COLUMBIA
MASSACHUSETTS
NEW JERSEY
MINNESOTA
NORTH CAROLINA
OHIO
NEW YORK
NEVADA
MICHIGAN
PENNSYLVANIA
CONNECTICUT
UTAH
OREGON
MISSOURI
SOUTH CAROLINA
HAWAII
MONTANA
IDAHO
RHODE ISLAND
KENTUCKY
INDIANA
TENNESSEE
WISCONSIN
VERMONT
NEW MEXICO
ALABAMA
KANSAS
ARKANSAS
MAINE
DELAWARE
LOUISIANA
IOWA
OKLAHOMA
NEBRASKA
WEST VIRGINIA
NEW HAMPSHIRE
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
1,159
615,405,084.04
97.94%
615,676,769.99
18
8,054,958.46
1.28%
8,061,205.91
6
2,689,926.13
0.43%
2,691,966.38
1
594,013.49
0.09%
596,232.46
1
231,075.81
0.04%
232,017.11
1,185
626,975,057.93
99.78%
627,258,191.85
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
1,380,022.07
0.22%
1,384,089.34
2
1,380,022.07
0.22%
1,384,089.34
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
1,159
615,405,084.04
97.94%
615,676,769.99
18
8,054,958.46
1.28%
8,061,205.91
6
2,689,926.13
0.43%
2,691,966.38
1
594,013.49
0.09%
596,232.46
3
1,611,097.88
0.26%
1,616,106.45
1,187
628,355,080.00
100.00%
628,642,281.19
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 97.9%
30 - 59 days 1.3%
60 - 89 days 0.4%
90 - 120 days 0.1%
120 + days 0.3%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
18 8,054,958.46 62.20% 6 2,689,926.13 20.77% 1 594,013.49 4.59% 1 231,075.81 1.78%
26
11,569,973.89
89.34%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 2 1,380,022.07 10.66%
2
1,380,022.07
10.66%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
18
8,054,958.46
62.20%
6
2,689,926.13
20.77%
1
594,013.49
4.59%
3
1,611,097.88
12.44%
28
12,949,995.96
100.00%
62.20
20.77
4.59
12.44
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
Group 1
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
89.34
0.00
10.66
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Nov 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
June 2007
July 2007
August 2007
September 2007
October 2007
November 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
6 2,355,857.21 6 3,473,742.82 11 4,786,531.25 10 3,957,293.46 12 5,999,345.77 18 8,054,958.46
60 - 89 days
3 801,161.44 2 824,639.83 2 423,766.09 4 1,515,138.22 1 594,572.82 6 2,689,926.13
90 - 120 days
0 0.00 1 296,000.00 1 631,784.76 0 0.00 2 981,266.35 1 594,013.49
120 + days
0 0.00 0 0.00 1 296,000.00 2 927,200.49 1 630,612.93 3 1,611,097.88
Bankruptcy
1 192,425.09 1 192,274.07 1 192,122.10 0 0.00 0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00 0 0.00 1 631,200.49 2 1,380,612.93 2 1,380,022.07
REO
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Nov 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Current
4.24%
2,274,540.08
3 Month
7.39%
6 Month
9.40%
Life CPR
10.41%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
6 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Total
Amount ($)

Distribution Date: Nov 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Nov 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Foreclosure
Count
Balance ($)
%
2 1,380,022.07 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
16975017 638,000.00 630,022.07 6.75% 05/01/2007 360 CA 1
17045939 750,000.00 750,000.00 7.25% 07/01/2007 360 ID 1
Total:
2
1,380,022.07
1,388,000.00

Distribution Date: Nov 26, 2007
REO LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Nov 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
6 1,986,700.00 1,971,681.02 0.00 630,981,305.18
0.31%
99.69%
1
Prepayment 0.31%
Liquidation 0.00%
Beginning Balance 99.69%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
16975122 429,500.00 429,500.00
429,500.00 0.00 0.00 0.00 Voluntary PIF
10/24/2007 0.00 6.625% 0.00 AZ 1
17045524 1,000,000.00 991,685.37
990,736.32 0.00 0.00 0.00 Voluntary PIF
10/02/2007 949.05 6.500% 0.00 TX 1
17045677 30,000.00 29,801.67
29,778.16 0.00 0.00 0.00 Voluntary PIF
10/18/2007 23.51 7.500% 0.00 PA 1
17045785 213,000.00 209,361.44
208,919.52 0.00 0.00 0.00 Voluntary PIF
10/31/2007 441.92 6.750% 0.00 MA 1
17045826 129,200.00 128,369.00
128,267.92 0.00 0.00 0.00 Voluntary PIF
10/19/2007 101.08 7.500% 0.00 TX 1
17045849 185,000.00 184,479.10
184,479.10 0.00 0.00 0.00 Voluntary PIF
10/08/2007 0.00 7.000% 0.00 RI 1
Total:
6
1,986,700.00
1,973,196.58
1,515.56
1,971,681.02
0.00
0.00
0.00
0.00

Distribution Date: Nov 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches. #